Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures - Associates and Joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Net equity	$ 105,913,439	$ 100,252,480	$ 113,903,089	$ 90,583,772
Profit (loss)	18,498,875	25,383,071	$ 35,199,480
Total assets	298,242,156	280,141,090
Total liabilities	$ 192,328,717	$ 179,888,610
Serviport S.A.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest, associate	28.00%
Activity, associate	Services for the support of loading and unloading of oil ships, supply of equipment, technical inspections, and load measurements
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Net equity	$ 17,309
Profit (loss)	(2,069)
Total assets	35,953
Total liabilities	$ 18,644
Sociedad Portuaria Olefinas y Derivados S.A.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest, associate	50.00%
Activity, associate	Construction, use, maintenance and administration of port facilities, ports, private docks.
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Net equity	$ 6,761
Profit (loss)	(1,224)
Total assets	8,500
Total liabilities	$ 1,739
Equion Energia Limited
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest, joint venture	51.00%
Activity, joint venture	Exploration and exploitation of hydrocarbons
Country/Domicile, joint venture	United Kingdom
Geographic area of operations, joint venture	Colombia
Net equity	$ 1,597,163
Profit (loss)	49,936
Total assets	1,667,884
Total liabilities	$ 70,721
Ecodiesel Colombia S.A.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian Peso
Ownership interest, joint venture	50.00%
Activity, joint venture	Production, trading, and distribution of biofuels and oleochemicals
Country/Domicile, joint venture	Colombia
Geographic area of operations, joint venture	Colombia
Net equity	$ 138,108
Profit (loss)	30,895
Total assets	253,132
Total liabilities	$ 115,024